Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Accounts receivable	¥ 3,002,721	$ 463,540	¥ 4,319,541
Less: Allowance for doubtful accounts	(527,335)	(81,406)	(250,514)
Total accounts receivable, net	¥ 2,475,386	$ 382,134	¥ 4,069,027